Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Interim Condensed Unaudited Consolidated Statements of Loss and Comprehensive Loss
Revenue	$ 1,440,149	$ 110,139	$ 4,025,507	$ 592,524
Cost of revenue	2,395,217	110,653	8,767,956	579,963
Gross profit / (loss)	(955,068)	(514)	(4,742,449)	12,561
Operating expenses
General and administrative expenses	11,274,408	9,051,062	29,650,515	22,113,287
Research and development expenses	6,542,030	5,435,294	16,827,395	12,318,938
Sales and marketing expenses	3,171,797	2,679,036	9,096,055	7,002,352
Total operating expenses	20,988,235	17,165,392	55,573,965	41,434,577
Operating loss	(21,943,303)	(17,165,906)	(60,316,414)	(41,422,016)
Other items
Interest income	(764,083)	(68,702)	(1,090,016)	(273,833)
Interest expense	455,136	16,512	764,170	51,530
Changes in fair value of derivative liabilities	(41,396)	(4,178,638)	(312,142)	(16,436,023)
Other (income) / expenses	(17,913)	(99,484)	(31,561)	(191,854)
Foreign exchange (gain) / loss	(30,244)	11,804	25,374	(97,239)
Loss before taxes	(21,544,803)	(12,847,398)	(59,672,239)	(24,474,597)
Current income tax expense			847	850
Net loss	(21,544,803)	(12,847,398)	(59,673,086)	(24,475,447)
Other comprehensive income/(loss)	35,015	17,688	41,360	3,355
Comprehensive Loss	$ (21,509,788)	$ (12,829,710)	$ (59,631,726)	$ (24,472,092)
Loss Per share - basic	$ (0.18)	$ (0.11)	$ (0.50)	$ (0.22)
Loss per share - fully diluted	$ (0.18)	$ (0.11)	$ (0.50)	$ (0.22)
Weighted average number of shares outstanding - basic	118,847,779	113,670,604	118,638,876	110,110,785
Weighted average number of shares outstanding - fully diluted	118,847,779	113,670,604	118,638,876	110,110,785